Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 156,485		$ 28,463
Investment	4,452,884		4,600,344
Investment - related party	2,524,197		3,378,706
Amounts due from non-VIE subsidiaries of the Company	1,103,922		926,161
Other assets	357,588		577,968
Total current assets	8,595,075		9,511,642
Non-current assets
Other assets	13,372		80,796
Total Assets	8,608,448		9,592,438
Current liabilities
Accounts and other payable	3,912		104,588
Customer advances	234,606		225,129
Amounts due to related party	72,890		395,590
Amounts due to non-VIE subsidiaries of the Company	1,404,647		1,228,332
Provision for taxation	1,874,529		1,796,580
Total Liabilities	3,590,583		$ 3,750,219
Results of Operations:
Net revenue	48,451	$ 699,371
Net (loss) income	(1,030,590)	245,672
Net cash (used in) provided by operating activities	(902,050)	96,965
Net cash provided by (used in) investing activities	1,366,421	(207,879)
Net cash used in financing activities	$ (329,663)	$ (47,994)